Staff numbers and costs, Average number of persons employed by group (Details) - Employee	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number and average number of employees [abstract]
Total	329	459	461
Research [Member]
Number and average number of employees [abstract]
Total	177	284	299
Development [Member]
Number and average number of employees [abstract]
Total	96	108	95
Corporate [Member]
Number and average number of employees [abstract]
Total	56	67	67